Risk Management - Summary of Capital Risk Management (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Capital risk management [Abstract]
Total borrowings and debt securities	₩ 129,769,292	₩ 132,533,400	₩ 133,631,830
Cash and cash equivalents	2,240,811	2,382,979	4,342,887	₩ 3,234,780
Net borrowings and debt securities	127,528,481	130,150,421
Total equity	₩ 49,322,944	₩ 41,362,833	₩ 37,264,750	₩ 42,000,256
Debt to equity ratio	258.56%	314.66%